INVESTMENT IN ASSOCIATE DISCLOSURE	12 Months Ended
Mar. 31, 2018
Notes
INVESTMENT IN ASSOCIATE DISCLOSURE

7.             INVESTMENT IN ASSOCIATE

The following are the details of investment in an associate:

As at March 31,	2018	2017
	in 000'$	in 000'$
Stimunity S.A.S.	681	--

Principal activity	Biotechnology	--
Place of incorporation and principal place of business	Paris, France	--
Proportion of voting rights held	27%	--

On February 28, 2018, the Company made an initial investment of €500,850 ($680,662) by subscribing to 3,780 new Class A shares at a price of €132.50 per share of Stimunity SAS (“Stimunity”), a French simplified joint stock company located and operating in Paris, France. The investment gave Portage 27% equity in Stimunity. One of the three directors on the Board of Directors is represented by Portage. The management of Stimunity is controlled by the two other founding shareholders of Stimunity. Management has evaluated the Company’s investment and concluded that Portage has significant influence and therefore its investment in Stimunity should therefore be accounted for on an equity basis.

Portage has also committed to a second investment in the amount of €1,502,820 ($1,857,786) on successful completion of agreed milestones to be satisfied by Stimunity by subscribing to 4,140 new ordinary shares at a price of €363 per share. No milestones were completed as at March 31, 2018.

Under the shareholders agreement, Portage has a right to maintain its equity interest in Stimunity in the event of a capital increase and issuance of new securities by Stimunity except for issuance of stock options and issuance under a merger plan or for acquisition.

Stimunity is an early-stage research and development company focused on the development of STING agonists in cancer. The technology, licensed from Institut Curie, Inserm, and the University of Oxford, is based on a unique biologic approach which encapsulates endogenous STING-activating molecules in a Virus-Like Particle (VLP).

Stimunity’s drug has the potential to be best-in-class, activating the innate immune system and enhancing T-cell response against tumor cells with low immunogenicity.

Recently, US Patent Office has granted Stimunity its main patent, US2016/074507, entitled “Method for preparing viral particles with cyclic dinucleotide and use of said particles for inducing immune response.”  This rapid grant of a patent in the US indicates the novelty with Stimunity’s approach to promoting tumor immunity.

As at March 31, 2018, the Company has determined that there was no evidence of any impairment in the value of this investment and as a result no adjustment was considered necessary in its carrying value.